Balances and transactions with related parties	12 Months Ended
Dec. 31, 2019
Balances and transactions with related parties
Balances and transactions with related parties

31.Balances and transactions with related parties

The following table provides the total amount of transactions that have been entered into with related parties during the year ended December 31, 2019 and 2018 , as well as balances with related parties as at December 31, 2019 and December 31, 2018:

	For the year ended
	December 31, 2019		As at December 31, 2019
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	121	(568)	—	(74)
Key management personnel	1	(288)	—	(83)
Other related parties	4	(27)	5	(1)

	For the year ended
	December 31, 2018		As at December 31, 2018
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	—	—	180	(185)
Key management personnel	12	(168)	—	(70)
Other related parties	4	(24)	6	(3)

Benefits of key management and Board of Directors generally comprise of short-term benefits amounted to 253 during the year ended December 31, 2019 (120 - for the year 2018, 115 - for the year 2017) and share-based payments amounted to 34 during the year ended December 31, 2019 (36 - for the year 2018,  22 - for the year 2017).